MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [|] MARCH 31, 2002

DEAR SHAREHOLDER:
The six-month period ended March 31, 2002, was characterized by volatility in market sentiment as investors tried to recover psychologically from the September terrorist attacks. Going into October, it was widely anticipated that the aftereffects of the attacks would be sufficient to tip the already weak U.S. economy into recession. In addition, there were concerns about the war in Afghanistan and the potential for further terrorist action domestically and abroad.

Despite this negative environment, the equity markets staged a rally during the fourth calendar quarter. Consumer spending held up remarkably well, and although the economic news was mixed at best, investors seemed to focus on the more positive data points (i.e., retail sales, consumer sentiment, initial jobless claims) and discounted a strong recovery in 2002. Stocks, particularly growth issues, gave back some of their gains during the first part of 2002 amid doubts about the timing and magnitude of an economic recovery as well as accounting concerns. The economic news became more positive in March and investor sentiment seemed to improve, but questions remained about how quickly an economic rebound would translate into improved corporate earnings.


PERFORMANCE AND PORTFOLIO STRATEGY
For the six-month period ended March 31, 2002, Morgan Stanley Developing Growth Securities Trust's Class B shares posted a total return of 15.51 percent compared to 24.54 percent for the Russell 2500 Index(1) and 25.91 percent for the Russell 2000 Index(2). For the same period, the Fund's Class A, C and D shares returned 15.99 percent, 15.54 percent and 16.03 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.


The Fund underperformed its benchmark index because of several factors, including its holdings in health care and utilities, among the market's worst-performing sectors. Results were also negatively affected by security selection within the technology and utilities sectors, particularly telephone services. In addition, some of the market's better-performing sectors were the more cyclical ones such as autos and transportation, energy, and materials and processing. Throughout the period under review, the Fund was underweighted in these areas. The Fund's overall performance was helped by security selection within producer durables, particularly among semicapital equipment companies and homebuilders. Also, a number of our consumer discretionary holdings performed well, including broadcasting and entertainment and leisure.

--------------
(1) The Russell 2500 Index is a capitalization-weighted index, which is comprised of the 2500 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.


(2) The Russell 2000 Index is a capitalization-weighted index, which is comprised of the 2000 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [|] MARCH 31, 2002 CONTINUED

During the reporting period, the Fund increased its weighting in such consumer-oriented sectors as restaurants, discount retailers, durable goods and specialty retailing. Other areas that were increased included biotechnology, financial services (primarily banks and investment companies), energy and basic resources. The Fund reduced its technology exposure by eliminating its holdings in telecommunications equipment and greatly reducing its exposure to telephone services. The Fund also reduced its exposure to health care services, media and utilities.

We began the reporting period with something of a tilt toward aggressive growth stocks. A number of the Fund's more aggressive holdings, particularly within technology, consumer services and business services, appreciated significantly. We used that strength as an opportunity to trim some of those positions, as we felt that market sentiment had gotten ahead of underlying business momentum in a number of areas. At the end of the reporting period, the Fund's largest sector weightings were consumer discretionary and health care, which together constituted just over half of the Fund's portfolio. In general, we hold a mix of companies with stable, predictable earnings and the ability to generate free cash flow, as well as companies that we believe are positioned to benefit from economic recovery.


LOOKING AHEAD
While there have been positive economic developments over the past few months, we remain somewhat cautious, as the data points we are getting from companies do not in many cases support the macroeconomic picture. On the market's weakness we have increased the portfolio's weighting toward more aggressive holdings in anticipation of recovery. As we see further signs of improvement we will continue to reposition the portfolio for an upturn. We are mindful that there are many external events that could disrupt the recovery scenario. We will as a result continue to focus on high-quality names and carry out strict fundamental research.

We appreciate your ongoing support of Morgan Stanley Developing Growth Securities Trust and look forward to continuing to serve your investment needs.



Very truly yours,


[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FUND PERFORMANCE [|]  MARCH 31, 2002

                          Average Annual Total Returns
--------------------------------------------------------------------------------


                          CLASS A SHARES*
-------------------------------------------------------------------
Period Ended 3/31/02
--------------------

1 Year                       (4.03)%(1)         (9.07)%(2)
Since Inception (7/28/97)     5.04 %(1)          3.84 %(2)


                          CLASS B SHARES**
-------------------------------------------------------------
Period Ended 3/31/02

1 Year                       (4.77)%(1)         (9.53)%(2)
5 Years                       8.66 %(1)          8.42 %(2)
10 Years                     11.11 %(1)         11.11 %(2)


                          CLASS C SHARES+
-------------------------------------------------------------------
Period Ended 3/31/02
--------------------

1 Year                       (4.76)%(1)         (5.71)%(2)
Since Inception (7/28/97)     4.26 %(1)          4.26 %(2)


                          CLASS D SHARES++
-------------------------------------------------------------------
Period Ended 3/31/02
--------------------

1 Year                       (3.82)%(1)
Since Inception (7/28/97)     5.26 %(1)


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1.0% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [|] MARCH 31, 2002 (UNAUDITED)




NUMBER OF
 SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       COMMON STOCKS (95.4%)
                       Advertising/Marketing Services (1.1%)
118,600                Lamar Advertising Co.* ..........   $  4,817,532
 37,000                R.H. Donnelley Corp.* ...........      1,125,910
                                                           ------------
                                                              5,943,442
                                                           ------------
                       Aerospace & Defense (2.6%)
 39,800                Curtiss-Wright Corp. ............      2,646,700
101,500                DRS Technologies, Inc.* .........      4,211,235
 38,300                L-3 Communications Holdings,
                       Inc.* ...........................      4,289,600
 30,900                Northrop Grumman Corp. ..........      3,493,245
                                                           ------------
                                                             14,640,780
                                                           ------------
                       Apparel/Footwear (0.5%)
 54,100                Coach, Inc.* ....................      2,743,411
                                                           ------------
                         Apparel/Footwear Retail (3.3%)
135,500                Abercrombie & Fitch Co.
                       (Class A)* ......................      4,173,400
 60,400                Chico's FAS, Inc.* ..............      2,035,480
248,400                Limited, Inc. (The) .............      4,446,360
134,400                Ross Stores, Inc. ...............      5,084,352
 83,700                Wet Seal, Inc. (Class A)* .......      2,920,293
                                                           ------------
                                                             18,659,885
                                                           ------------
                       Auto Parts: O.E.M. (0.5%)
136,400                Dana Corp. ......................      2,928,508
                                                           ------------
                       Beverages: Alcoholic (0.6%)
 60,100                Constellation Brands Inc.
                       (Class A)* ......................      3,303,096
                                                           ------------
                         Beverages: Non-Alcoholic (0.6%)
130,600                Pepsi Bottling Group, Inc.
                       (The) ...........................      3,378,622
                                                           ------------
                       Biotechnology (6.3%)
 77,200                Acambis PLC (ADR) (United
                       Kingdom)* .......................      3,539,620
140,700                Biogen, Inc.* ...................      6,902,742
217,500                Celgene Corp.* ..................      5,383,125
149,500                Gilead Sciences, Inc.* ..........      5,380,505
107,600                Guilford Pharmaceuticals
                       Inc.* ...........................        766,112


NUMBER OF
 SHARES                                                         VALUE
--------------------------------------------------------------------------------
112,900                Human Genome Sciences,
                       Inc.* ...........................   $  2,460,091
 39,900                ICOS Corp.* .....................      1,835,001
103,200                IDEC Pharmaceuticals Corp.*......      6,635,760
 92,400                Scios, Inc.* ....................      2,673,132
                                                           ------------
                                                             35,576,088
                                                           ------------
                       Broadcasting (3.0%)
276,700                Radio One, Inc. (Class A)* ......      6,020,992
 99,800                Univision Communications,
                       Inc. (Class A)* .................      4,191,600
170,600                Westwood One, Inc.* .............      6,542,510
                                                           ------------
                                                             16,755,102
                                                           ------------
                       Building Products (0.1%)
 40,100                Griffon Corp.* ..................        671,675
                                                           ------------
                       Cable/Satellite TV (0.6%)
135,850                Cablevision Systems Corp. -
                       Rainbow Media Group* ............      3,352,778
                                                           ------------
                       Casino/Gaming (1.4%)
 61,100                Argosy Gaming Co.* ..............      2,241,759
 57,500                GTECH Holdings Corp.* ...........      2,803,125
 77,600                MGM Mirage Inc.* ................      2,811,448
                                                           ------------
                                                              7,856,332
                                                           ------------
                       Chemicals: Specialty (0.7%)
 98,000                Airgas, Inc.* ...................      1,969,800
 32,800                Praxair, Inc. ...................      1,961,440
                                                           ------------
                                                              3,931,240
                                                           ------------
                       Computer Peripherals (0.7%)
175,300                Storage Technology Corp.* .......      3,758,432
                                                           ------------
                         Data Processing Services (2.6%)
 81,600                Affiliated Computer Services,
                       Inc. (Class A)* .................      4,580,208
150,000                Concord EFS, Inc.* ..............      4,987,500
114,800                Fiserv, Inc.* ...................      5,279,652
                                                           ------------
                                                             14,847,360
                                                           ------------
                       Discount Stores (1.9%)
161,300                BJ's Wholesale Club, Inc.* ......      7,210,110
 94,500                Fred's, Inc. ....................      3,402,000
                                                           ------------
                                                             10,612,110
                                                           ------------


                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [|] MARCH 31, 2002 (UNAUDITED) CONTINUED




NUMBER OF
 SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Electric Utilities (0.9%)
 77,800                ALLETE Inc. ......................   $  2,263,202
135,400                Energy East Corp. ................      2,944,950
                                                            ------------
                                                               5,208,152
                                                            ------------
                       Electronic Components (0.3%)
 52,900                Planar Systems, Inc. .............      1,388,625
                                                            ------------
                       Electronic Production
                       Equipment (3.1%)
127,100                ASM International NV
                       (Netherlands)* ...................      3,318,581
 55,100                KLA-Tencor Corp.* ................      3,664,150
148,000                MKS Instruments, Inc.* ...........      5,067,520
 42,500                Novellus Systems, Inc.* ..........      2,300,525
 56,100                Photon Dynamics, Inc.* ...........      2,854,929
                                                            ------------
                                                              17,205,705
                                                            ------------
                       Electronics/Appliance Stores (0.7%)
242,500                Hollywood Entertainment
                       Corp.* ...........................      4,074,000
                                                            ------------
                       Finance/Rental/Leasing (0.7%)
118,100                Doral Financial Corp. ............      4,009,495
                                                            ------------
                       Financial Publishing/Services (1.7%)
122,700                Moody's Corp. ....................      5,042,970
135,500                SunGard Data Systems Inc.*........      4,467,435
                                                            ------------
                                                               9,510,405
                                                            ------------
                       Food Retail (0.1%)
 26,000                Pathmark Stores Inc.* ............        622,700
                                                            ------------
                       Food: Meat/Fish/Dairy (2.8%)
 89,600                Dean Foods Co.* ..................      6,784,512
131,600                Dreyer's Grand Ice Cream,
                       Inc. .............................      5,420,604
145,000                Smithfield Foods, Inc.* ..........      3,784,500
                                                            ------------
                                                              15,989,616
                                                            ------------
                       Forest Products (0.4%)
 71,500                Plum Creek Timber Co., Inc. ......      2,124,265
                                                            ------------
                       Home Building (0.5%)
  8,600                NVR, Inc.* .......................      2,713,300
                                                            ------------
                       Home Furnishings (0.6%)
 52,116                Mohawk Industries, Inc.* .........      3,131,660
                                                            ------------


NUMBER OF
 SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Hospital/Nursing Management (0.6%)
155,100                Health Management
                       Associates, Inc. (Class A)*.......   $  3,215,223
                                                            ------------
                       Hotels/Resorts/Cruiselines (0.7%)
175,300                Royal Caribbean Cruises Ltd.......      3,953,015
                                                            ------------
                       Industrial Conglomerates (0.5%)
 42,400                ITT Industries, Inc. .............      2,672,896
                                                            ------------
                       Information Technology
                       Services (1.0%)
168,500                Citrix Systems, Inc.* ............      2,911,680
107,500                Documentum, Inc.* ................      2,735,875
                                                            ------------
                                                               5,647,555
                                                            ------------
                       Insurance Brokers/Services (0.5%)
 51,200                ChoicePoint Inc.* ................      2,949,120
                                                            ------------
                       Integrated Oil (0.7%)
 38,400                Murphy Oil Corp. .................      3,686,400
                                                            ------------
                       Internet Retail (0.5%)
218,700                1-800-FLOWERS.COM, Inc.* .........      2,978,694
                                                            ------------
                       Internet Software/Services (0.7%)
153,200                Retek, Inc.* .....................      4,021,500
                                                            ------------
                       Investment Banks/Brokers (1.5%)
566,900                E*TRADE Group, Inc.* .............      5,340,198
 54,000                Investment Technology Group,
                       Inc.* ............................      2,847,960
                                                            ------------
                                                               8,188,158
                                                            ------------
                       Investment Managers (0.2%)
 25,400                John Nuveen Co. (The)
                       (Class A) ........................      1,400,810
                                                            ------------
                       Managed Health Care (1.1%)
330,000                Caremark Rx, Inc.* ...............      6,435,000
                                                            ------------
                       Medical Distributors (1.0%)
 32,900                AmerisourceBergen Corp. ..........      2,247,070
316,600                PSS World Medical, Inc.* .........      3,102,680
                                                            ------------
                                                               5,349,750
                                                            ------------
                       Medical Specialties (7.3%)
 72,300                Beckman Coulter, Inc. ............      3,692,361
103,000                Cooper Companies, Inc. (The)......      4,882,200
349,600                Cytyc Corp.* .....................      9,411,232
 77,400                Merit Medical Systems, Inc.*......      1,563,480

                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [|] MARCH 31, 2002 (UNAUDITED) CONTINUED




NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------------
 75,300                St. Jude Medical, Inc.* ...........   $  5,809,395
 57,300                Stryker Corp. .....................      3,456,909
106,700                Varian Medical Systems,
                       Inc.* .............................      4,364,030
168,400                Viasys Healthcare, Inc.* ..........      3,787,316
123,100                Zimmer Holdings, Inc.* ............      4,191,555
                                                             ------------
                                                               41,158,478
                                                             ------------
                       Medical/Nursing Services (1.9%)
113,800                DaVita, Inc.* .....................      2,879,140
216,100                Hooper Holmes, Inc. ...............      2,266,889
205,000                Lincare Holdings, Inc.* ...........      5,559,600
                                                             ------------
                                                               10,705,629
                                                             ------------
                       Metal Fabrications (0.4%)
 59,100                Precision Castparts Corp. .........      2,092,731
                                                             ------------
                       Miscellaneous Commercial
                       Services (0.3%)
 62,000                Viad Corp. ........................      1,736,000
                                                             ------------
                       Miscellaneous Manufacturing (0.4%)
 36,000                Teleflex, Inc. ....................      1,968,120
                                                             ------------
                       Movies/Entertainment (0.9%)
380,800                AMC Entertainment, Inc.* ..........      5,194,112
                                                             ------------
                       Oil & Gas Pipelines (0.3%)
 38,800                Western Gas Resources, Inc.........      1,444,136
                                                             ------------
                       Oil & Gas Production (2.2%)
 92,300                Apache Corp. ......................      5,250,024
 80,600                Brown (Tom), Inc.* ................      2,200,380
 24,000                Cabot Oil & Gas Corp.
                       (Class A) .........................        594,240
 16,100                Quicksilver Resources Inc.* .......        370,300
184,700                XTO Energy Inc. ...................      3,703,235
                                                             ------------
                                                               12,118,179
                                                             ------------
                       Oilfield Services/Equipment (1.8%)
145,500                BJ Services Co.* ..................      5,015,385
 74,000                Smith International, Inc.* ........      5,013,500
                                                             ------------
                                                               10,028,885
                                                             ------------
                       Other Consumer Services (1.5%)
 71,300                Apollo Group, Inc. (Class A)*......      3,818,115
109,500                Career Education Corp.* ...........      4,336,200
                                                             ------------
                                                                8,154,315
                                                             ------------


NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------------
                       Packaged Software (7.7%)
143,300                Cognos, Inc. (Canada)* ............   $  3,933,585
241,800                Manugistics Group, Inc.* ..........      5,193,864
154,900                Mercury Interactive Corp.* ........      5,831,985
124,000                MSC. Software Corp.* ..............      2,852,000
222,100                Network Associates, Inc.* .........      5,374,820
249,300                Precise Software Solutions
                       Ltd.* .............................      5,806,197
137,600                Symantec Corp.* ...................      5,670,496
137,700                TTI Team Telecom
                       International Ltd. (Israel)* ......      3,951,990
197,000                Verisity Ltd.* ....................      4,418,710
                                                             ------------
                                                               43,033,647
                                                             ------------
                       Pharmaceuticals: Other (2.6%)
 67,119                Biovail Corp. (Canada)* ...........      3,354,608
 68,100                Forest Laboratories, Inc.* ........      5,563,770
 71,933                King Pharmaceuticals, Inc.* .......      2,518,374
193,000                Salix Pharmaceuticals, Ltd.*.......      3,383,290
                                                             ------------
                                                               14,820,042
                                                             ------------
                       Property - Casualty Insurers (0.9%)
 32,600                Everest Re Group, Ltd.
                       (Barbados) ........................      2,260,484
 27,500                RenaissanceRe Holdings Ltd.
                       (Bermuda) .........................      2,832,500
                                                             ------------
                                                                5,092,984
                                                             ------------
                       Pulp & Paper (0.9%)
116,900                MeadWestvaco Corp. ................      3,875,235
 70,600                Wausau-Mosinee Paper Corp..........        900,856
                                                             ------------
                                                                4,776,091
                                                             ------------
                       Recreational Products (0.3%)
 18,200                International Game
                       Technology* .......................      1,134,224
 30,300                Racing Champions Corp. ............        583,275
                                                             ------------
                                                                1,717,499
                                                             ------------
                       Regional Banks (2.8%)
108,100                Banknorth Group, Inc. .............      2,848,435
 64,800                Commerce Bancorp, Inc. ............      2,909,520
181,000                Synovus Financial Corp. ...........      5,516,880
 79,400                Zions Bancorporation ..............      4,706,038
                                                             ------------
                                                               15,980,873
                                                             ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [|] MARCH 31, 2002 (UNAUDITED) CONTINUED




NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
                       Restaurants (3.8%)
149,600                AFC Enterprises, Inc.* ................   $  5,004,120
129,300                Brinker International, Inc.* ..........      4,190,613
302,200                Famous Dave's of America,
                       Inc.* .................................      2,438,754
156,600                Sonic Corp.* ..........................      4,026,186
 97,600                Tricon Global Restaurants,
                       Inc.* .................................      5,736,928
                                                                 ------------
                                                                   21,396,601
                                                                 ------------
                       Savings Banks (1.4%)
 47,100                Downey Financial Corp. ................      2,147,760
176,400                Net.B@nk, Inc.* .......................      2,981,160
100,200                New York Community
                       Bancorp, Inc. .........................      2,770,530
                                                                 ------------
                                                                    7,899,450
                                                                 ------------
                       Semiconductors (2.7%)
216,900                Fairchild Semiconductor Corp.
                       (Class A)* ............................      6,203,340
140,800                Intersil Corp. (Class A)* .............      3,991,680
117,200                Microchip Technology Inc.* ............      4,902,476
                                                                 ------------
                                                                   15,097,496
                                                                 ------------
                       Services to the Health Industry (4.5%)
 69,900                Accredo Health, Inc.* .................      4,003,173
115,700                AdvancePCS* ...........................      3,481,413
193,000                Dynacare Inc. (Canada)* ...............      3,033,960
290,900                Healthsouth Corp.* ....................      4,174,415
 68,000                Quest Diagnostics Inc.* ...............      5,633,800
 82,100                Stericycle, Inc.* .....................      5,136,258
                                                                 ------------
                                                                   25,463,019
                                                                 ------------
                       Specialty Insurance (0.4%)
 53,900                Triad Guaranty, Inc.* .................      2,343,033
                                                                 ------------
                       Specialty Stores (1.7%)
169,400                Bed Bath & Beyond Inc.* ...............      5,717,250
186,300                Office Depot, Inc.* ...................      3,698,055
                                                                 ------------
                                                                    9,415,305
                                                                 ------------
                       Specialty Telecommunications (0.2%)
159,000                Boston Communications
                       Group, Inc.* ..........................      1,368,990
                                                                 ------------
                       Steel (0.5%)
 47,300                Nucor Corp. ...........................      3,038,552
                                                                 ------------


NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
                       Telecommunication Equipment (0.5%)
168,400                RF Micro Devices, Inc.* ...............   $  3,014,360
                                                                 ------------
                       Tobacco (0.2%)
 37,400                Loews Corp. - Carolina
                       Group* ................................      1,121,626
                                                                 ------------
                       Wireless Telecommunications (0.0%)
  1,331                Millicom International Cellular
                       S.A. (Luxembourg)* ....................          8,944
                                                                 ------------
                       TOTAL COMMON STOCKS
                       (Cost $470,345,639)....................    535,624,002
                                                                 ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (1.4%)
              REPURCHASE AGREEMENT
$   8,100     Joint repurchase agreement
              account 1.936% due
              04/01/02 (dated
              03/28/02; proceeds
              $8,101,742) (a)
              (Cost $8,100,000) ..........      8,100,000
                                             ------------


TOTAL INVESTMENTS
(Cost $478,445,639) .........    96.8%        543,724,002
OTHER ASSETS IN EXCESS OF
LIABILITIES .................     3.2          17,760,870
                                -----         -----------
NET ASSETS ..................   100.0%       $561,484,872
                                =====         ===========

---------------------------
ADR  American Depository Receipt.
 *       Non-income producing security.
(a)     Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $70,499,630 and the aggregate gross unrealized depreciation is $5,221,267, resulting in net unrealized appreciation of $65,278,363.



                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002 (unaudited)



ASSETS:
Investments in securities, at value
 (cost $478,445,639) ..............................................    $  543,724,002
Cash ..............................................................            99,411
Receivable for:
  Investments sold ................................................        47,559,135
  Shares of beneficial interest sold ..............................           726,815
  Dividends .......................................................            58,031
Prepaid expenses and other assets .................................           104,894
                                                                       --------------
  TOTAL ASSETS ....................................................       592,272,288
                                                                       --------------
LIABILITIES:
Payable for:
  Investments purchased ...........................................        29,176,598
  Shares of beneficial interest repurchased .......................           809,958
  Distribution fee ................................................           390,080
  Investment management fee .......................................           236,358
Accrued expenses and other payables ...............................           174,422
                                                                       --------------
  TOTAL LIABILITIES ...............................................        30,787,416
                                                                       --------------
  NET ASSETS ......................................................    $  561,484,872
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $  764,655,612
Net unrealized appreciation .......................................        65,278,363
Accumulated net investment loss ...................................        (3,894,754)
Accumulated net realized loss .....................................      (264,554,349)
                                                                       --------------
  NET ASSETS ......................................................    $  561,484,872
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................    $   21,473,391
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,218,358
  NET ASSET VALUE PER SHARE .......................................    $        17.62
                                                                       ==============
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) .................    $        18.60
                                                                       ==============
CLASS B SHARES:
Net Assets ........................................................    $  458,621,742
Shares Outstanding (unlimited authorized, $.01 par value) .........        27,372,220
  NET ASSET VALUE PER SHARE .......................................    $        16.76
                                                                       ==============
CLASS C SHARES:
Net Assets ........................................................    $    9,546,095
Shares Outstanding (unlimited authorized, $.01 par value) .........           568,146
  NET ASSET VALUE PER SHARE .......................................    $        16.80
                                                                       ==============
CLASS D SHARES:
Net Assets ........................................................    $   71,843,644
Shares Outstanding (unlimited authorized, $.01 par value) .........         4,017,456
  NET ASSET VALUE PER SHARE .......................................    $        17.88
                                                                       ==============

                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the six months ended March 31, 2002 (unaudited)



NET INVESTMENT LOSS:
INCOME
Dividends (net of $2,669 foreign withholding tax) ..............................    $     616,813
Interest .......................................................................          185,302
                                                                                    -------------
  TOTAL INCOME .................................................................          802,115
                                                                                    -------------
EXPENSES
Distribution fee (Class A shares) ..............................................           19,976
Distribution fee (Class B shares) ..............................................        2,374,096
Distribution fee (Class C shares) ..............................................           40,243
Investment management fee ......................................................        1,421,032
Transfer agent fees and expenses ...............................................          614,367
Shareholder reports and notices ................................................           63,605
Custodian fees .................................................................           39,842
Professional fees ..............................................................           30,193
Registration fees ..............................................................           24,592
Trustees' fees and expenses ....................................................           11,603
Other ..........................................................................            3,026
                                                                                    -------------
  TOTAL EXPENSES ...............................................................        4,642,575
                                                                                    -------------
  NET INVESTMENT LOSS ..........................................................       (3,840,460)
                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss ..............................................................      (50,760,682)
                                                                                    -------------
Net change in unrealized appreciation/depreciation on:
  Investments ..................................................................      135,662,997
  Translation of other assets and liabilities denominated in foreign currencies           (53,523)
                                                                                    -------------
  NET DEPRECIATION .............................................................      135,609,474
                                                                                    -------------
  NET GAIN .....................................................................       84,848,792
                                                                                    -------------
NET INCREASE ...................................................................    $  81,008,332
                                                                                    =============



                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                            FOR THE SIX         FOR THE YEAR
                                                                                           MONTHS ENDED            ENDED
                                                                                          MARCH 31, 2002     SEPTEMBER 30, 2001
                                                                                         ----------------   -------------------
                                                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................................................   $ (3,840,460)      $  (5,867,439)
Net realized loss ....................................................................    (50,760,682)       (205,235,961)
Net change in unrealized depreciation ................................................    135,609,474        (299,951,071)
                                                                                         ------------       --------------
  NET INCREASE (DECREASE) ............................................................     81,008,332        (511,054,471)
                                                                                         ------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................................................              -          (8,633,350)
Class B shares .......................................................................              -        (228,663,213)
Class C shares .......................................................................              -          (4,113,498)
Class D shares .......................................................................              -         (16,123,431)
                                                                                         ------------       --------------
  TOTAL DISTRIBUTIONS ................................................................              -        (257,533,492)
                                                                                         ------------       --------------
Net increase (decrease) from transactions in shares of beneficial interest ...........    (46,310,204)        111,547,323
                                                                                         ------------       --------------
  NET INCREASE (DECREASE) ............................................................     34,698,128        (657,040,640)
NET ASSETS:
Beginning of period ..................................................................    526,786,744       1,183,827,384
                                                                                         ------------       --------------
END OF PERIOD
(Including accumulated net investment losses of $3,894,754 and $54,294, respectively)    $561,484,872       $ 526,786,744
                                                                                         ============       =============


                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2002 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2002 (UNAUDITED) CONTINUED

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2002 (UNAUDITED) CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.


3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,293,449 at March 31, 2002.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2002 (UNAUDITED) CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.88%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $178,037 and $2,224, respectively, and received $6,294 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $674,186,074 and $727,917,556, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,045. At March 31, 2002, the Fund had an accrued pension liability of $57,701 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. FEDERAL INCOME TAX STATUS
As of September 30, 2001, the Fund had a net capital loss carryover of approximately $8,839,000 which will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $196,133,000 during fiscal 2001.

As of September 30, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [|] MARCH 31, 2002 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:





                                                   FOR THE SIX                      FOR THE YEAR
                                                  MONTHS ENDED                         ENDED
                                                 MARCH 31, 2002                  SEPTEMBER 30, 2001
                                           ----------------------------      ----------------------------
                                                   (unaudited)
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                           ----------     -------------      -----------    --------------
CLASS A SHARES
Sold ..................................       346,042     $   5,992,008        3,511,052    $   80,627,927
Reinvestment of distributions .........             -                 -          356,031         8,462,852
Redeemed ..............................      (305,387)       (5,257,956)      (3,855,483)      (88,622,594)
                                           ----------     -------------      -----------    --------------
Net increase - Class A ................        40,655           734,052           11,600           468,185
                                           ----------     -------------      -----------    --------------
CLASS B SHARES
Sold ..................................     1,196,367        19,473,475        5,455,595       122,882,363
Reinvestment of distributions .........             -                 -        9,278,074       211,911,212
Redeemed ..............................    (4,396,854)      (71,931,881)     (12,939,700)     (273,869,776)
                                           ----------     -------------      -----------    --------------
Net increase (decrease) - Class B .....    (3,200,487)      (52,458,406)       1,793,969        60,923,799
                                           ----------     -------------      -----------    --------------
CLASS C SHARES
Sold ..................................       254,909         4,175,572          282,383         6,343,200
Reinvestment of distributions .........             -                 -          164,836         3,773,097
Redeemed ..............................      (222,599)       (3,622,768)        (374,074)       (7,447,973)
                                           ----------     -------------      -----------    --------------
Net increase - Class C ................        32,310           552,804           73,145         2,668,324
                                           ----------     -------------      -----------    --------------
CLASS D SHARES
Sold ..................................     1,237,559        21,539,647        3,519,024        84,849,271
Reinvestment of distributions .........             -                 -          592,852        14,269,949
Redeemed ..............................      (946,955)      (16,678,301)      (2,136,898)      (51,632,205)
                                           ----------     -------------      -----------    --------------
Net increase - Class D ................       290,604         4,861,346        1,974,978        47,487,015
                                           ----------     -------------      -----------    --------------
Net increase (decrease) in Fund .......    (2,836,918)    $ (46,310,204)       3,853,692    $  111,547,323
                                           ==========     =============      ===========    ==============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At March 31, 2002, there were no outstanding forward contracts.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                    MARCH 31, 2002
                                              --------------------------
                                                      (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period. .......            $  15.20
                                                         --------
Income (loss) from investment operations:
 Net investment loss++.......................               (0.06)
 Net realized and unrealized gain (loss).....                2.48
                                                         --------
Total income (loss) from investment
 operations .................................                2.42
                                                         --------
Less distributions from net realized gain ...                   -
                                                         --------
Net asset value, end of period ..............            $  17.62
                                                         ========
TOTAL RETURN+ ...............................               15.99 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................                0.96 %(2)(3)
Net investment loss .........................               (0.68)% (2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....            $ 21,473
Portfolio turnover rate .....................                 123 %(1)



                                                                    FOR THE YEAR ENDED SEPTEMBER 30,
                                              -----------------------------------------------------------------------------
                                                      2001            2000               1999                 1998
                                              --------------- ------------------ -------------------- ---------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period. .......   $ 37.74              $ 31.44             $ 20.38              $ 27.50
                                                -------              -------             -------              -------
Income (loss) from investment operations:
 Net investment loss|P .....................       0.00                (0.12)              (0.07)               (0.06)
 Net realized and unrealized gain (loss).....    (14.40)               12.89               11.50                (4.75)
                                                -------              -------             -------              -------
Total income (loss) from investment
 operations .................................    (14.40)               12.77               11.43                (4.81)
                                                -------              -------             -------              -------
Less distributions from net realized gain ...     (8.14)               (6.47)              (0.37)               (2.31)
                                                -------              -------             -------              -------
Net asset value, end of period ..............   $ 15.20              $ 37.74             $ 31.44              $ 20.38
                                                =======              =======             =======              =======
TOTAL RETURN+ ..............................     (45.93)%              40.16 %             56.81 %             (18.26)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................      0.88 %(3)            0.85 %(3)           0.90 %(3)            0.94 % (3)
Net investment loss .........................      0.00 %(3)           (0.35)%(3)          (0.25)%(3)           (0.23)% (3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....   $17,906              $44,008             $15,246               $5,822
Portfolio turnover rate .....................       213 %                184 %               172 %                178 %



                                                 FOR THE PERIOD
                                                 JULY 28, 1997*
                                                    THROUGH
                                               SEPTEMBER 30, 1997
                                              -------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period. .......      $ 24.62
                                                   -------
Income (loss) from investment operations:
 Net investment loss++ ......................        (0.02)
 Net realized and unrealized gain (loss).....         2.90
                                                   -------
Total income (loss) from investment
 operations .................................         2.88
                                                   -------
Less distributions from net realized gain ...            -
                                                   -------
Net asset value, end of period ..............      $ 27.50
                                                   =======
TOTAL RETURN+ ..............................         11.70 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................         0.99 %(2)
Net investment loss .........................        (0.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....       $  978
Portfolio turnover rate .....................          154 %

------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                         FOR THE SIX
                                        MONTHS ENDED
                                       MARCH 31, 2002
                                  ------------------------
                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .........................           $    14.51
                                            ----------
Income (loss) from investment operations:
 Net investment loss++...........                (0.12)
 Net realized and unrealized
  gain (loss) ...................                 2.37
                                            ----------
Total income (loss) from
 investment operations ..........                 2.25
                                            ----------
Less distributions from net
 realized gain ..................                    -
                                            ----------
Net asset value, end of
 period .........................           $    16.76
                                            ==========
TOTAL RETURN+ ...................                15.51 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................                 1.77 %(2)(3)
Net investment loss .............                (1.49)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ......................             $458,622
Portfolio turnover rate .........                  123 %(1)

                                                                  FOR THE YEAR ENDED SEPTEMBER 30,
                                   ------------------------------------------------------------------------------------------------
                                           2001                 2000                1999                1998             1997*
                                   ------------------- --------------------- ------------------ ------------------- ---------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .........................         $    36.70              $       30.90      $    20.19        $    27.46       $    27.71
                                          ----------              -------------      ----------        ----------       ----------
Income (loss) from investment operations:
 Net investment loss++ ..........              (0.18)                     (0.44)          (0.27)            (0.20)           (0.28)
 Net realized and unrealized
  gain (loss) ...................             (13.87)                     12.71           11.35             (4.76)            3.92
                                          ----------              -------------      ----------        ----------       ----------
Total income (loss) from
 investment operations ..........             (14.05)                     12.27           11.08             (4.96)            3.64
                                          ----------              -------------      ----------        ----------       ----------
Less distributions from net
 realized gain ..................              (8.14)                     (6.47)          (0.37)            (2.31)           (3.89)
                                          ----------              -------------      ----------        ----------       ----------
Net asset value, end of
 period .........................         $    14.51              $       36.70      $    30.90        $    20.19       $    27.46
                                          ==========              =============      ==========        ==========       ==========
TOTAL RETURN+ ...................             (46.37)%                    39.12 %         55.59 %          (18.88)%          16.38 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................               1.70 %(3)                  1.61 %(3)       1.70 %(3)         1.69 %(3)        1.68 %
Net investment loss .............              (0.82)%(3)                 (1.11)%(3)      (1.05)%(3)        (0.98)%(3)       (1.21)%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ......................           $443,652                 $1,056,116        $770,392          $596,834         $877,539
Portfolio turnover rate .........                213 %                      184 %           172 %             178 %            154 %

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                  MARCH 31, 2002
                                                ------------------
                                                    (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......... $ 14.54
                                                -------
Income (loss) from investment operations:
 Net investment loss++ ........................  ( 0.11)
 Net realized and unrealized gain (loss).......    2.37
                                                -------
Total income (loss) from investment
 operations ...................................    2.26
                                                -------
Less distributions from net realized gain .....       -
                                                -------
Net asset value, end of period ................ $ 16.80
                                                =======
TOTAL RETURN+ .................................   15.54 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................    1.65 %(2)(3)
Net investment loss ...........................   (1.37)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......  $9,546
Portfolio turnover rate .......................     123 %(1)



                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                -----------------------------------------------------------------
                                                      2001             2000            1999            1998
                                                ---------------- --------------- --------------- ----------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........  $ 36.76         $  30.95        $ 20.19           $ 27.46
                                                 -------         --------        -------           -------
Income (loss) from investment operations:
 Net investment loss++ ........................    (0.18)           (0.42)         (0.25)            (0.23)
 Net realized and unrealized gain (loss).......   (13.90)           12.70          11.38             (4.73)
                                                 -------         --------        -------           -------
Total income (loss) from investment
 operations ...................................   (14.08)           12.28          11.13             (4.96)
                                                 -------         --------        -------           -------
Less distributions from net realized gain .....    (8.14)          ( 6.47)         (0.37)            (2.31)
                                                 -------         --------        -------           -------
Net asset value, end of period ................  $ 14.54         $  36.76        $ 30.95           $ 20.19
                                                 =======         ========        =======           ========
TOTAL RETURN+ ................................    (46.37)%          39.09 %        55.84 %          (18.88)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................     1.70  %(3)       1.61 %(3)      1.58 %(3)         1.69 %(3)
Net investment loss ...........................    (0.82) %(3)      (1.11)%(3)     (0.93)%(3)        (0.98)%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......  $ 7,793          $17,007         $4,728           $ 2,185
Portfolio turnover rate .......................      213 %            184 %          172 %             178 %



                                                   FOR THE PERIOD
                                                   JULY 28, 1997*
                                                      THROUGH
                                                 SEPTEMBER 30, 1997
                                                -------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......... $ 24.62
                                                -------

Income (loss) from investment operations:
 Net investment loss++ ........................   (0.05)
 Net realized and unrealized gain (loss).......    2.89

                                                -------
Total income (loss) from investment
 operations ...................................    2.84
                                                -------
Less distributions from net realized gain .....       -
                                                -------
Net asset value, end of period ................ $ 27.46
                                                =======

TOTAL RETURN+ .................................   11.54 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................    1.71 %(2)
Net investment loss ...........................   (1.19)%(2)
SUPPLEMENTAL DATA:

Net assets, end of period, in thousands .......  $1,066
Portfolio turnover rate .......................     154 %

------------
 *   The date shares were first issued.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.

(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                                   -----------------------------------------------------------
                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                  MARCH 31, 2002        2001           2000            1999           1998
                                                ------------------ ------------- --------------- --------------- -------------
                                                    (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......... $  15.41            $ 38.07      $ 31.60         $ 20.44           $ 27.51
                                                --------            -------      -------         -------           -------
Income (loss) from investment operations:
 Net investment income (loss)++  ..............    (0.04)              0.03         0.03           (0.01)             0.01
 Net realized and unrealized gain (loss).......     2.51             (14.55)       12.91           11.54             (4.77)
                                                --------            -------      -------         -------           -------
Total income (loss) from investment
 operations ...................................     2.47             (14.52)       12.94           11.53             (4.76)
                                                --------            -------      -------         -------           -------
Less distributions from net realized gain .....        -              (8.14)       (6.47)          (0.37)            (2.31)
                                                --------            -------      -------         -------           -------
Net asset value, end of period ................ $  17.88            $ 15.41      $ 38.07         $ 31.60           $ 20.44
                                                ========            =======      =======         =======           =======
TOTAL RETURN+ ................................     16.03 %(1)        (45.83)%      40.53 %         57.14 %          (18.05)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................     0.77 %(2)(3)       0.70 %(3)    0.61 %(3)       0.70 %(3)         0.69 %(3)
Net investment income (loss) ..................    (0.49)%(2)(3)       0.18 %(3)   (0.11)%(3)      (0.05)%(3)         0.02 %(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......  $71,844            $57,436      $66,696          $6,625           $ 3,291
Portfolio turnover rate .......................      123 %(1)           213 %        184 %           172 %             178 %


                                                 FOR THE PERIOD
                                                 JULY 28, 1997*
                                                    THROUGH
                                               SEPTEMBER 30, 1997
                                              -------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......... $ 24.62
                                                -------
Income (loss) from investment operations:
 Net investment income (loss)++ ...............   (0.01)
 Net realized and unrealized gain (loss).......    2.90
                                                -------
Total income (loss) from investment
 operations ...................................    2.89
                                                -------
Less distributions from net realized gain .....       -
                                                -------
Net asset value, end of period ................ $ 27.51
                                                =======
TOTAL RETURN+ .................................   11.74 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................    0.70 %(2)
Net investment income (loss) ..................   (0.20)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......  $   22
Portfolio turnover rate .......................     154 %

------------
 *    The date shares were first issued.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Dennis Lynch
Vice President

John Roscoe
Vice President

David P. Chu
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37905RPT


MORGAN STANLEY
DEVELOPING GROWTH
SECURITIES TRUST


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SEMIANNUAL REPORT
March 31, 2002